Commitments and contingencies: (Table)	12 Months Ended
Dec. 31, 2019
Commitments and contingencies:
Schedule of future payments

Up to one year	Ps.	5,250
Between one and three years		12,251

Total	Ps.	17,501

Schedule or investment commitments

Period	Amount
2020	Ps.	5,105,804
2021		3,015,346
2022		1,815,769
2023		849,295
	Ps.	10,786,214	(1)